Investments Accounted for Using the Equity Method (Investments Recognised in Share of Profit/(Loss)) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments recognised in share of profit/(loss) [abstract]
Associates	¥ 1,200,141	¥ 929,315
Joint ventures	43,552	(12,561)
Total	¥ 1,243,693	¥ 916,754	¥ 572,035